Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of leases liabilities [abstract]
Summary of remaining contractual maturities of the Group's lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the years presented:

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current
- Within 1 year	31,098	36,900

Non-current
After 1 year but within 2 years	15,658	20,883
After 2 years but within 5 years	6,651	5,176

	22,309	26,059

	53,407	62,959